Cover	Jan. 31, 2023
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2023
Entity File Number	001-38586
Entity Registrant Name	RUBIUS THERAPEUTICS, INC.
Entity Central Index Key	0001709401
Entity Tax Identification Number	46-2688109
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	c/o Verdolino & Lowey, P.C.
Entity Address, Address Line Two	124 Washington Street, Suite 101
Entity Address, City or Town	Foxboro
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02035
City Area Code	508
Local Phone Number	543-1720
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	RUBY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	399 Binney Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139